Financial Instruments - Schedule of Contractual Cash Flow Requirements (Details) - CAD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025
Disclosure Of Financial Instruments [Line Items]
Total liabilities	$ 9,627	$ 20,815
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	4,178
Leases	4,384
Total liabilities	8,562
Liquidity Risk | Not Later Than One Year
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	4,178
Leases	670
Total liabilities	4,848
Liquidity Risk | Later Than One Year and Not Later Than Two Years
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	0
Leases	670
Total liabilities	670
Liquidity Risk | Later Than Two Years and Not Later Than Five Years
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	0
Leases	1,749
Total liabilities	1,749
Liquidity Risk | More than 5 years
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	0
Leases	1,295
Total liabilities	$ 1,295